Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Schedule of changes in intangible assets

				Customers
		Brands	Software	and Suppliers
	Goodwill	and Patents	licenses	Agreements	Total
Cost	3,187,678	451,415	874,159	392,180	4,905,432
Accumulated amortization	(1,128,804)	(199,800)	(602,223)	(212,517)	(2,143,344)
Balance as of December 31, 2019	2,058,874	251,615	271,936	179,663	2,762,088

Acquisitions		1,789	38,660	66	40,515
Foreign currency translation adjustment		38,409	21,531		59,940
Cost		46,311	56,422		102,733
Amortization		(7,902)	(34,891)		(42,793)
Transfers from property, plant and equipment projects and stoppage in progress			40,992		40,992
Amortization		(6,753)	(46,075)	(22,016)	(74,844)
Net book value	2,058,874	285,060	327,044	157,713	2,828,691
Cost	3,187,678	499,515	1,010,201	392,246	5,089,640
Accumulated amortization	(1,128,804)	(214,455)	(683,157)	(234,533)	(2,260,949)
Balance as of December 31, 2020	2,058,874	285,060	327,044	157,713	2,828,691

Acquisitions		670	67,686	420	68,776
Foreign currency translation adjustment		9,732	4,539		14,271
Cost		12,443	13,023		25,466
Amortization		(2,711)	(8,484)		(11,195)
Transfers from property, plant and equipment projects and stoppage in progress		28,770	36,652		65,422
Disposals			(3,393)		(3,393)
Amortization		(10,444)	(64,008)	(22,016)	(96,468)
Net book value	2,058,874	313,789	368,520	136,117	2,877,299
Cost	3,187,678	549,196	1,123,619	392,666	5,253,159
Accumulated amortization	(1,128,804)	(235,408)	(755,099)	(256,549)	(2,375,860)
Balance as of December 31, 2021	2,058,874	313,789	368,520	136,117	2,877,299

Schedule of goodwill impairment testing

The table below shows the results obtained in the tests conducted by the Company in December 2021:

	Allocated	Recoverable	Book
	goodwill	amount (i)	value (ii)	CF/Book value

Northeastern petrochemical complex	475,780	18,906,760	2,977,586	6.3
Southern petrochemical complex	1,390,741	32,032,400	6,674,673	4.8
Vinyls	192,353	9,020,523	2,937,569	3.1
Total	2,058,874	59,959,683	12,589,828

(i) The book value includes, in addition to goodwill, property, plant and equipment and intangible assets with defined useful lives and the working capital.

The WACC used was 9.09% p.a. The inflation rate considered for perpetuity was 2.83%.

Given the potential impact on cash flows of the “discount rate” and “perpetuity”, the Company conducted a sensitivity analysis based on changes in these variables, with cash flows shown in the table below:

	+0.5% on	-0.5% on
	discount rate	perpetuity

Northeastern petrochemical complex	17,604,424	18,124,544
Southern petrochemical complex	29,062,222	30,003,729
Vinyls	8,251,301	8,595,310

Schedule of amortization estimated useful life

Amortization is calculated using the straight-line method based on the estimated useful life of the items, and revised on each reporting date, as follows:

- Brands and patents	10-20 years
- Software licenses and rights of use	5-10 years
- Customers and suppliers agreements	14-28 years

Schedule of intangible assets by country	13.3 Intangible assets by country

	2021	2020

Brazil	2,526,999	2,517,470
Mexico	304,624	259,822
United States of America	24,404	25,156
Germany	21,253	26,211
Other	19	32
	2,877,299	2,828,691